Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Common Stock Issued and Outstanding

Upon the completion of the IPO on November 18, 2014, the 6,769,106 shares of common stock issued and outstanding consisted of the following:

Legacy Shareholders	535,685
Issued in connection with the IPO	1,650,000
Issued upon conversion of the 2014 convertible notes	552,105
Issued upon conversion of the 2010/2012 convertible notes	3,165,887
Issued upon conversion of the preferred stock	865,429

Total	6,769,106

Summary of Convertible Preferred Stock

The Company is authorized to issue 1,860,000 shares of convertible preferred stock. The shares outstanding as of December 31, 2013 and December 31, 2014 are as follows:

Series	Shares Outstanding
	Par Value	Shares Authorized	December 31, 2013	December 31, 2014
A	$0.001	40,000	31,250	—
B	0.001	320,000	119,140	—
C	0.001	1,500,000	715,039	—

		1,860,000	865,429	—

Summary of Stock Based Compensation Expense

Stock compensation expense was allocated between departments as follows (in thousands):

	Three Months Ended March 31,
	2014	2015
Research and development	$9	$50
Sales and marketing	—	20
General and administrative	2	331

Total	$11	$401

Stock compensation expense was allocated between departments as follows

	Year ended
	December 31, 2014	December 31, 2013
Research & Development	$64,020	$14,431
Sales & Marketing	$8,335	—
General & Administrative	$273,080	$23,986

Total	$345,435	$38,417

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Three Months Ended March 31,
	2014	2015
Expected life (years)	5.8 - 6.1	5.5 - 6.1
Risk-free interest rate	1.6% - 1.8%	1.5% - 1.6%
Volatility	62% - 80%	57% - 68%
Dividend rate	0%	0%

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2014:

Year Ended December 31, 2014
Expected life (years)	5.8 - 6.1
Risk-free interest rate	1.6 - 1.8%
Volatility	43% - 59%
Dividend rate	0%

Summary of Stock Option Transactions

The following table summarizes stock option transactions as issued under the Plans:

	Options Available	Number of Shares	Average Exercise Price
Balances, December 31, 2013	124,824	239,606	$3.36
2014 Plan authorized	1,437,165
Closed 2010 Plan	(123,523)
Granted	(926,384)	926,384	$7.15
Forfeited	93,979	(93,979)	$6.75

Balances, December 31, 2014	606,061	1,072,011	$6.34
Authorized	270,764
Granted	(407,013)	407,013	$1.80
Exercised		(2,083)	$5.76
Forfeited	17,977	(17,977)	$4.94

Balances, March 31, 2015	487,790	1,458,964	$5.09

The following table summarizes stock option transactions for the years ended December 31, 2013 and December 31, 2014 as issued under the Plans:

	Options Available	Number of Shares	Average Exercise Price	Weighted Average Grant Date Fair Value Per Option
Balances, December 31, 2013	124,824	239,606	3.36
2014 Plan authorized	1,437,165
Closed 2010 Plan	(123,523)
Granted	(926,384)	926,384	7.15	$1.03
Forfeited	93,979	(93,979)	6.75	$1.03

Balances, December 31, 2014	606,061	1,072,011	6.34